INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]

Components of Inventory	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Raw materials	79,288	77,359
Production supplies	158,382	133,276
Work in progress	56,187	64,449
Finished goods	689,168	460,419
Spare Parts	189,154	202,776
Total Inventories	1,172,179	938,279